Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Activity of the issued and outstanding common shares of the Company

The following table provides the activity of the issued and outstanding common shares of the Company for the years ended December 31, 2013, 2012 and 2011:

In millions	Year ended December 31,	2013	2012	2011
Issued and outstanding common shares at beginning of year		856.8	884.2	918.7
Number of shares repurchased through buyback programs		(27.6)	(33.8)	(39.8)
Stock options exercised		1.4	6.4	5.3
Issued and outstanding common shares at end of year		830.6	856.8	884.2

Activity under share repurchase programs

       The following table provides the information related to the share repurchase programs for the years ended December 31, 2013, 2012 and 2011:

In millions, except per share data	Year ended December 31,	2013	2012	2011
Number of common shares (1)		27.6	33.8	39.8
Weighted-average price per share (2)		$50.65	$41.36	$35.67
Amount of repurchase		$1,400	$1,400	$1,420
(1)	Includes common shares purchased in the first and fourth quarters of 2013, 2012 and 2011 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.